Note 12 - Stockholders' Equity (Details)				12 Months Ended	0 Months Ended		12 Months Ended	0 Months Ended		12 Months Ended				0 Months Ended			1 Months Ended		9 Months Ended	12 Months Ended			0 Months Ended			0 Months Ended	9 Months Ended	12 Months Ended			1 Months Ended			0 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended			1 Months Ended			12 Months Ended						12 Months Ended	0 Months Ended	12 Months Ended				12 Months Ended		0 Months Ended		1 Months Ended			0 Months Ended				1 Months Ended		12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2014	Jan. 23, 2014 USD ($)	Dec. 31, 2013	Dec. 31, 2014 PDH [Member]	Oct. 01, 2014 Agriphar [Member] USD ($)	Oct. 01, 2014 Agriphar [Member] EUR (€)	Dec. 31, 2014 Agriphar [Member] USD ($)	Mar. 04, 2014 MacDermid [Member]	Oct. 31, 2013 MacDermid [Member] USD ($)	Dec. 31, 2014 MacDermid [Member] USD ($)	Dec. 31, 2013 MacDermid [Member]	Dec. 31, 2014 Series A Preferred Stock [Member]	Dec. 31, 2013 Series A Preferred Stock [Member]	Nov. 17, 2014 Successor [Member] USD ($)	Apr. 03, 2014 Successor [Member] USD ($)	May 22, 2013 Successor [Member] USD ($)	Nov. 06, 2014 Successor [Member] USD ($)	May 22, 2013 Successor [Member] USD ($)	Dec. 31, 2013 Successor [Member] USD ($)	Dec. 31, 2014 Successor [Member] USD ($)	Dec. 31, 2013 Successor [Member]	Oct. 25, 2013 Successor [Member] USD ($)	May 22, 2013 Successor [Member] Founder Entities [Member] USD ($)	Apr. 25, 2013 Successor [Member] Founder Entities [Member]	Apr. 25, 2013 Successor [Member] Founder Entities [Member] USD ($)	Apr. 25, 2013 Successor [Member] Mariposa Acquisition, LLC [Member]	Dec. 31, 2013 Successor [Member] PDH [Member] USD ($)	Dec. 31, 2014 Successor [Member] PDH [Member] USD ($)	Dec. 31, 2013 Successor [Member] PDH [Member]	Jan. 01, 2014 Successor [Member] PDH [Member]	May 22, 2013 Successor [Member] Non-founder Directors [Member] USD ($)	May 22, 2013 Successor [Member] Founders [Member] USD ($)	May 22, 2013 Successor [Member] Two Independent Directors [Member] USD ($)	Dec. 31, 2014 Successor [Member] Agriphar [Member] USD ($)	Oct. 01, 2014 Successor [Member] Agriphar [Member]	Dec. 31, 2014 Successor [Member] Agriphar [Member] USD ($)	Dec. 31, 2014 Successor [Member] Agriphar [Member] EUR (€)	Nov. 03, 2013 Successor [Member] Chemtura [Member]	Dec. 31, 2014 Successor [Member] Chemtura [Member] USD ($)	Oct. 25, 2013 Successor [Member] MacDermid [Member] USD ($)	Dec. 31, 2013 Successor [Member] MacDermid [Member] USD ($)	Oct. 25, 2013 Successor [Member] MacDermid [Member] USD ($)	May 22, 2013 Successor [Member] Warrant Exchange Offer [Member] USD ($)	Dec. 31, 2014 Successor [Member] United States of America, Dollars Agriphar [Member]	Dec. 31, 2014 Successor [Member] Euro Member Countries, Euro Agriphar [Member]	Dec. 31, 2014 Successor [Member] Stock Dividends to Series A Preferred Stock Shareholders [Member] USD ($)	May 22, 2013 Successor [Member] Series A Preferred Stock [Member] Founder Entities [Member]	Dec. 31, 2014 Successor [Member] Series A Preferred Stock [Member] Preferred Stock Conversion [Member]	Dec. 31, 2014 Successor [Member] Series A Preferred Stock [Member] Common Stock Conversion [Member]	Dec. 31, 2014 Successor [Member] Minimum [Member] PDH [Member]	Dec. 31, 2013 Successor [Member] Maximum [Member] PDH [Member]	Dec. 31, 2012 Predecessor [Member] USD ($)	Nov. 17, 2014 Common Stock [Member] Successor [Member] USD ($)	Dec. 31, 2014 Common Stock [Member] Successor [Member] USD ($)	Nov. 17, 2014 Common Stock [Member] Successor [Member] USD ($)	Jan. 01, 2014 Common Stock [Member] Successor [Member]	May 22, 2013 Common Stock [Member] Successor [Member] USD ($)	Dec. 31, 2014 Common Stock [Member] Successor [Member] Agriphar [Member]	Dec. 31, 2014 Common Stock [Member] Successor [Member] Chemtura [Member]	Nov. 17, 2014 Common Stock [Member] Successor [Member] Underwriter Options [Member] USD ($)	Dec. 31, 2014 Common Stock [Member] Successor [Member] Weighted Average [Member] Stock Dividends to Series A Preferred Stock Shareholders [Member] USD ($)	May 22, 2013 Warrant [Member] Successor [Member] USD ($)	May 22, 2013 Warrant [Member] Successor [Member] Warrants and Rights Subject to Mandatory Redemption [Member]	Dec. 31, 2012 Preferred Stock [Member] Predecessor [Member] USD ($)	Apr. 25, 2013 Berggruen Acquisition Holdings, IV, Ltd [Member] Successor [Member] Series A Preferred Stock [Member]	Nov. 06, 2014 Private Placement [Member] Successor [Member]	Oct. 08, 2014 Private Placement [Member] Successor [Member]	May 20, 2014 Private Placement [Member] Successor [Member] USD ($)	Nov. 06, 2014 Private Placement [Member] Successor [Member] USD ($)	Oct. 08, 2014 Private Placement [Member] Successor [Member] USD ($)	Dec. 31, 2014 Shares Issued In Connection With 401(k) Exchange Agreement [Member] Successor [Member] USD ($)	Oct. 25, 2013 Shares Issued In Connection With 401(k) Exchange Agreement [Member] Successor [Member] MacDermid [Member]	Dec. 31, 2014 Shares Issued In Connection With 401(k) Exchange Agreement [Member] Common Stock [Member] Successor [Member] USD ($)
Note 12 - Stockholders' Equity (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)				134,044														88,500,000					1,999,998	2		1					29,500	380,952	190,476										13,462,280										16,445,000												1	9,404,064	16,060,960	15,800,000					1,670,386
Preferred Stock, Value, Issued (in Dollars)																									$ 20
Stock Issued During Period, Value, New Issues (in Dollars)																							20,000,000																																													300,000,000			18,400,000
Preferred Stock, Shares Outstanding												2,000,000	2,000,000					2,000,000																													2,000,000					315,144
Common Stock Dividends, Shares																																														10,050,290
Preferred Stock, Ordinary Share Market Price Appreciation, Dividend, Percentage																																														20.00%
Share Price (in Dollars per share)		$ 0.01																$ 18.00													$ 10.00	$ 10.50	$ 10.50																						$ 24.50		$ 10.00				$ 23.16								$ 25.59	$ 25.59			$ 11.00
Common Stock, Dividends, Per Share, Declared (in Dollars per share)																																														$ 22.85
Convertible Preferred Stock, Shares Issued upon Conversion																																																1	1
Other Preferred Stock Dividends and Adjustments (in Dollars)																			172,000,000
Stock Issued During Period, Value, Stock Options Exercised (in Dollars)																																																												2,145,000
Proceeds from Issuance of Common Stock (in Dollars)														403,000,000					1,019,500,000	1,512,600,000																							141,000,000
Payments of Stock Issuance Costs (in Dollars)																																																					14,100,000															13,800,000	300,000
Stock Issued During Period, Shares, Acquisitions																																			711,551			2,000,000																				711,551	2,000,000													1,670,386
Stock Issued During Period, Value, Acquisitions																																		18,200,000		16,600,000	15,000,000		52,000,000
Foreign Currency Exchange Rate, Translation																																												1.21	1.00
Proceeds from Issuance of Private Placement (in Dollars)																	652,000,000
Exercise of warrants (in Shares)																				16,244,694																																		16,244,694
Class of Warrant or Right, Exercised During Period																				48,734,082
Proceeds from Warrant Exercises (in Dollars)																				187,000,000
Warrants Redeemed															8,580
Warrants Redeemed Price (in Dollars per share)															$ 0.01
Business Acquisition, Percentage of Ownership					100.00%	100.00%		3.00%	97.00%																															3.00%
Business Combination, Consideration Transferred (in Dollars)					370,000,000	300,000,000	370,300,000		1,800,000,000	1,821,600,000																														2,600,000
Common Stock, Shares Issued Upon Conversion																														134,044												1														134,044
Common Stock, Par or Stated Value Per Share (in Dollars per share)																						$ 1.00																				$ 0.01										$ 1.00
Proceeds from Issuance Initial Public Offering (in Dollars)																885,000,000
Class of Warrant or Right, Outstanding																																																															90,529,500
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																																																						$ 11.50								$ 11.50
Class of Warrant or Right, Exercisable Time Period																																																														3 years
Class of Warrant or Right, Warrant Redemption Price (in Dollars)																																																														0.01
Class of Warrant or Right, Threshold Consecutive Trading Days																		10 days
Sale of Stock, Price Per Share (in Dollars per share)																																											$ 10.50																					$ 1,000
Warrants Exchanged Per Common Share																																											3
Warrants Exchanged for Common Stock																																											40,386,840
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned (in Dollars)							16,600,000			115,400,000																															97,500,000
Annual Amount of Equity of Wholly Owned Subsidiary Eligible to be Exchanged for Common shares of the Company, Percentage																													25.00%
Annual Amount of Equity of Wholly Owned Subsidiary Eligible To Be Exchanged For Common Shares Of The Company Period																													4 years
Common Stock Originally Issuable Upon Exchange, Shares																					8,800,000
Income (Loss) Attributable to Noncontrolling Interest (in Dollars)																											1,400,000	6,400,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners				6.66%						6.66%	6.76%																																							6.66%	6.76%
Common shares issued	182,066,980		103,571,941																																																	50,000,000
Common Stock, Shares, Outstanding	182,066,980		103,571,941																																																	49,582,936
Preferred shares issued												2,000,000	2,000,000																																							316,000
Preferred Stock, Dividend Rate, Percentage																																																				9.00%
Dividends, Paid-in-kind (in Dollars)																																																				$ 209,000,000